Employee compensation - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 27,104	$ 22,954	$ 81,927	$ 67,543
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,576	3,873	13,875	12,149
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,089	3,582	11,909	10,328
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	11,380	10,900	35,957	31,013
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 7,059	$ 4,599	$ 20,186	$ 14,053